Schedule of investments
Macquarie VIP Balanced Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.34%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	221,856	$ 220,352
Series 2016-71 NB 3.00% 10/25/46	340,599	318,152

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	182,486	176,670
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	2,956	2,964
Total Agency Collateralized Mortgage Obligations (cost $769,413)		718,138

Agency Mortgage-Backed Securities — 10.08%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	336,630	305,835
2.50% 8/1/36	279,770	259,400
3.00% 11/1/33	89,438	86,252
5.50% 10/1/38	163,209	165,929
Fannie Mae S.F. 20 yr
2.00% 5/1/41	197,202	168,457
4.00% 9/1/42	275,267	262,952
Fannie Mae S.F. 30 yr
2.00% 6/1/50	982,060	788,614
2.00% 3/1/51	234,304	187,605
2.50% 8/1/50	166,659	141,050
2.50% 11/1/51	86,015	72,125
2.50% 1/1/52	102,016	85,399
2.50% 2/1/52	320,687	269,068
2.50% 3/1/52	144,615	120,474
2.50% 4/1/52	311,168	260,381
3.00% 12/1/51	508,821	446,700
3.00% 5/1/52	127,121	111,177
3.00% 6/1/52	275,259	240,784
3.00% 7/1/52	112,479	97,535
3.50% 7/1/47	131,618	122,989
3.50% 1/1/48	19,137	17,676
3.50% 7/1/50	1,149,659	1,064,263
3.50% 8/1/51	352,853	320,589
3.50% 6/1/52	89,533	80,878
3.50% 9/1/52	841,845	768,831
4.00% 5/1/51	21,502	20,253
4.00% 6/1/52	174,606	162,989
4.00% 9/1/52	50,378	47,014
4.50% 5/1/49	158,474	153,630
4.50% 1/1/50	180,635	177,508
4.50% 10/1/52	1,301,232	1,246,891
4.50% 2/1/53	187,742	179,921
5.00% 8/1/53	371,042	366,476
5.50% 10/1/52	439,875	441,636
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 11/1/52	243,300	$ 245,312
5.50% 7/1/53	60,243	60,242
6.00% 12/1/52	301,532	307,763
6.00% 5/1/53	129,289	132,156
6.00% 6/1/53	115,262	117,322
6.00% 7/1/53	139,785	144,063
6.00% 9/1/53	969,691	985,071
Freddie Mac S.F. 20 yr
2.00% 3/1/41	719,449	614,728
2.50% 2/1/42	308,813	272,094
2.50% 3/1/42	228,161	200,876
3.00% 3/1/37	212,499	199,244
Freddie Mac S.F. 30 yr
2.50% 11/1/50	50,735	42,794
2.50% 12/1/51	155,284	131,126
2.50% 1/1/52	1,251,405	1,053,040
2.50% 5/1/52	48,845	40,691
3.00% 8/1/51	30,213	26,439
3.00% 1/1/52	976,685	848,589
3.50% 4/1/52	152,503	138,308
4.00% 9/1/49	232,327	219,898
4.00% 8/1/52	656,916	614,145
4.00% 9/1/52	379,614	354,875
4.50% 7/1/52	20,034	19,205
4.50% 9/1/52	322,611	309,139
4.50% 10/1/52	556,890	533,633
4.50% 11/1/52	260,602	249,729
5.00% 7/1/52	196,131	195,603
5.00% 9/1/52	377,956	374,676
5.00% 11/1/52	54,008	53,089
5.00% 2/1/53	75,953	74,600
5.00% 6/1/53	686,450	674,222
5.50% 9/1/52	284,205	285,843
5.50% 11/1/52	186,385	187,725
5.50% 3/1/53	279,187	282,055
5.50% 9/1/53	267,903	271,184
5.50% 11/1/54	926,371	925,395
GNMA II S.F. 30 yr
3.00% 12/20/51	143,525	127,192
3.00% 1/20/52	198,931	176,293
5.00% 9/20/52	189,377	187,187
5.50% 5/20/53	442,282	445,018
5.50% 2/20/54	174,291	175,755
Total Agency Mortgage-Backed Securities (cost $22,089,672)		21,537,600

Corporate Bonds — 11.36%
Banking — 2.48%
Bank of America
5.162% 1/24/31 μ	105,000	106,473
NQ- IV098 [0325] 0525 (4479342)    1

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
5.518% 10/25/35 μ	321,000	$ 315,087
5.819% 9/15/29 μ	142,000	147,185
6.204% 11/10/28 μ	300,000	311,850
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	235,000	234,164
4.942% 2/11/31 μ	80,000	80,728
6.30% 3/20/30 μ, ψ	70,000	71,920

Citibank 5.57% 4/30/34	250,000	257,004
Citigroup
5.612% 3/4/56 μ	65,000	63,536
6.02% 1/24/36 μ	70,000	70,695
6.75% 2/15/30 μ, ψ	80,000	79,306
7.00% 8/15/34 μ, ψ	45,000	46,767

Deutsche Bank 6.819% 11/20/29 μ	245,000	259,877
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	36,375
Goldman Sachs Group
5.016% 10/23/35 μ	115,000	111,862
5.561% 11/19/45 μ	90,000	87,748
5.734% 1/28/56 μ	110,000	109,645
6.484% 10/24/29 μ	295,000	311,680

Huntington Bancshares 6.208% 8/21/29 μ	90,000	93,711
JPMorgan Chase & Co.
5.012% 1/23/30 μ	75,000	75,849
5.14% 1/24/31 μ	60,000	60,949
5.571% 4/22/28 μ	85,000	86,708
6.254% 10/23/34 μ	34,000	36,528

KeyBank 5.85% 11/15/27	280,000	287,709
Morgan Stanley
5.516% 11/19/55 μ	80,000	78,208
5.831% 4/19/35 μ	137,000	142,037
6.138% 10/16/26 μ	150,000	151,186
6.296% 10/18/28 μ	88,000	91,531
6.407% 11/1/29 μ	90,000	95,008
PNC Financial Services Group
5.575% 1/29/36 μ	55,000	56,004
5.676% 1/22/35 μ	60,000	61,438
6.875% 10/20/34 μ	165,000	182,491

Popular 7.25% 3/13/28	50,000	51,881
Regions Financial
5.502% 9/6/35 μ	75,000	74,069
5.722% 6/6/30 μ	185,000	189,513

State Street 4.993% 3/18/27	95,000	96,265
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	199,339
US Bancorp
4.653% 2/1/29 μ	68,000	68,052
5.046% 2/12/31 μ	80,000	80,675
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
5.384% 1/23/30 μ	30,000	$ 30,614
5.424% 2/12/36 μ	45,000	45,293
5.678% 1/23/35 μ	65,000	66,473
6.787% 10/26/27 μ	130,000	134,356

Wells Fargo & Co. 5.244% 1/24/31 μ	60,000	61,019
		5,298,808
Basic Industry — 0.34%
Celanese US Holdings
6.50% 4/15/30	8,000	7,949
6.75% 4/15/33	67,000	65,104

Cleveland-Cliffs 144A 7.00% 3/15/32 #	145,000	139,319
Dow Chemical 5.95% 3/15/55	65,000	62,956
FMG Resources August 2006 144A 5.875% 4/15/30 #	150,000	148,258
Freeport-McMoRan 5.45% 3/15/43	55,000	51,618
Magnera 144A 7.25% 11/15/31 #	75,000	73,035
Novelis 144A 4.75% 1/30/30 #	90,000	84,000
Nucor 5.10% 6/1/35	100,000	98,646
		730,885
Brokerage — 0.31%
Blackstone Reg Finance 5.00% 12/6/34	105,000	103,559
Jefferies Financial Group 5.875% 7/21/28	201,000	206,439
National Securities Clearing 144A 1.50% 4/23/25 #	350,000	349,331
		659,329
Capital Goods — 0.75%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	55,000	55,220
Amphenol 2.20% 9/15/31	260,000	223,200
Boeing
2.196% 2/4/26	175,000	171,254
6.858% 5/1/54	260,000	282,647

Bombardier 144A 7.25% 7/1/31 #	140,000	140,651
Deere & Co. 5.70% 1/19/55	145,000	151,145
Northrop Grumman
4.75% 6/1/43	20,000	18,080
5.20% 6/1/54	100,000	93,729

Quikrete Holdings 144A 6.375% 3/1/32 #	55,000	55,394
Resideo Funding 144A 6.50% 7/15/32 #	145,000	144,835
Standard Industries 144A 4.375% 7/15/30 #	139,000	128,369

2    NQ- IV098 [0325] 0525 (4479342)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

TransDigm 144A 6.875% 12/15/30 #	145,000	$ 148,313
		1,612,837
Communications — 1.04%
AT&T
3.50% 9/15/53	185,000	126,247
6.30% 1/15/38	45,000	48,971

CCO Holdings 144A 4.25% 1/15/34 #	225,000	185,230
Charter Communications Operating 3.85% 4/1/61	270,000	164,109
Meta Platforms
4.30% 8/15/29	50,000	50,002
4.55% 8/15/31	20,000	20,056
4.75% 8/15/34	45,000	44,697
5.40% 8/15/54	370,000	362,791

Midcontinent Communications 144A 8.00% 8/15/32 #	150,000	151,854
Rogers Communications 5.30% 2/15/34	265,000	260,221
Sirius XM Radio 144A 4.125% 7/1/30 #	170,000	151,162
Sprint Capital 6.875% 11/15/28	110,000	117,470
T-Mobile USA
3.875% 4/15/30	290,000	278,096
5.125% 5/15/32	30,000	30,201
5.75% 1/15/34	35,000	36,475
5.875% 11/15/55	90,000	90,669

Verizon Communications 2.875% 11/20/50	160,000	99,721
		2,217,972
Consumer Cyclical — 0.48%
Caesars Entertainment 144A 6.50% 2/15/32 #	145,000	144,636
Carnival 144A 4.00% 8/1/28 #	80,000	76,588
Ford Motor Credit 6.95% 6/10/26	200,000	203,142
General Motors Financial
5.60% 6/18/31	25,000	25,017
5.90% 1/7/35	30,000	29,729
5.95% 4/4/34	256,000	254,888
Home Depot
4.875% 6/25/27	30,000	30,428
4.95% 6/25/34	75,000	75,279
VICI Properties
144A 4.625% 12/1/29 #	35,000	33,987
4.95% 2/15/30	105,000	104,190
5.625% 4/1/35	40,000	39,804
		1,017,688
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 0.50%
AbbVie 5.35% 3/15/44	40,000	$ 39,583
Bunge Limited Finance 4.20% 9/17/29	95,000	93,408
Eli Lilly & Co.
5.10% 2/12/35	80,000	81,610
5.50% 2/12/55	55,000	55,728

HCA 5.45% 9/15/34	115,000	114,051
Mars
144A 4.80% 3/1/30 #	110,000	110,656
144A 5.20% 3/1/35 #	95,000	95,512
144A 5.65% 5/1/45 #	65,000	65,180
144A 5.70% 5/1/55 #	75,000	74,990

PepsiCo 5.00% 2/7/35	30,000	30,283
Royalty Pharma 5.90% 9/2/54	259,000	247,968
Sysco 5.10% 9/23/30	50,000	50,771
		1,059,740
Electric — 1.25%
AEP Texas 5.40% 6/1/33	30,000	30,198
Appalachian Power 4.50% 8/1/32	190,000	182,106
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	159,656
Commonwealth Edison 2.20% 3/1/30	350,000	312,919
Constellation Energy Generation 5.75% 3/15/54	105,000	101,137
Dominion Energy
6.625% 5/15/55 μ	60,000	59,729
Series A 6.875% 2/1/55 μ	70,000	72,497

DTE Energy 5.10% 3/1/29	80,000	81,084
Duke Energy 6.45% 9/1/54 μ	30,000	30,024
Entergy
2.80% 6/15/30	235,000	212,818
3.75% 6/15/50	125,000	89,248

Exelon 5.45% 3/15/34	35,000	35,609
Fells Point Funding Trust 144A 3.046% 1/31/27 #	165,000	159,923
Florida Power & Light 3.15% 10/1/49	425,000	289,278
NextEra Energy Capital Holdings
5.55% 3/15/54	85,000	81,341
6.375% 8/15/55 μ	30,000	30,107
6.50% 8/15/55 μ	35,000	35,768
Oglethorpe Power
3.75% 8/1/50	95,000	67,320
4.50% 4/1/47	5,000	4,100
5.05% 10/1/48	185,000	163,811
6.20% 12/1/53	20,000	20,489
PacifiCorp
5.10% 2/15/29	20,000	20,381
5.45% 2/15/34	35,000	35,300

NQ- IV098 [0325] 0525 (4479342)    3

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
PacifiCorp
5.80% 1/15/55	30,000	$ 29,299

Southern California Edison 5.20% 6/1/34	75,000	73,253
Vistra Operations
144A 6.00% 4/15/34 #	35,000	35,399
144A 6.95% 10/15/33 #	250,000	268,735
		2,681,529
Energy — 1.54%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	129,551
BP Capital Markets America
4.812% 2/13/33	40,000	39,343
5.227% 11/17/34	155,000	155,857
ConocoPhillips
5.00% 1/15/35	270,000	267,395
5.50% 1/15/55	75,000	72,539

Diamondback Energy 5.20% 4/18/27	40,000	40,501
Enbridge
5.25% 4/5/27	80,000	81,027
5.70% 3/8/33	125,000	128,340
5.75% 7/15/80 μ	90,000	87,173
Energy Transfer
5.95% 5/15/54	60,000	57,339
6.10% 12/1/28	150,000	156,652
6.25% 4/15/49	140,000	139,011
6.50% 11/15/26 μ, ψ	120,000	120,158
Enterprise Products Operating
4.95% 2/15/35	50,000	49,326
5.35% 1/31/33	255,000	261,447
5.55% 2/16/55	50,000	48,599

Hilcorp Energy I 144A 6.25% 4/15/32 #	150,000	140,329
NGL Energy Operating 144A 8.375% 2/15/32 #	60,000	60,202
Occidental Petroleum
5.375% 1/1/32	45,000	44,370
5.55% 10/1/34	230,000	224,870
6.125% 1/1/31	102,000	104,929
ONEOK
5.05% 11/1/34	35,000	33,804
5.70% 11/1/54	270,000	252,891

Targa Resources Partners 5.00% 1/15/28	410,000	410,166
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	210,000	180,907
		3,286,726
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies — 0.79%
AerCap Ireland Capital DAC 6.50% 7/15/25	400,000	$ 401,185
Air Lease
4.625% 10/1/28	55,000	54,799
5.10% 3/1/29	39,000	39,449

Apollo Debt Solutions 6.70% 7/29/31	265,000	273,568
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	183,598
144A 5.375% 7/15/29 #	75,000	75,629

Avolon Holdings Funding 144A 4.95% 1/15/28 #	55,000	54,785
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	150,000	148,804
144A 6.00% 11/22/34 #	115,000	110,707
Blue Owl Credit Income
144A 5.80% 3/15/30 #	170,000	166,779
144A 6.60% 9/15/29 #	65,000	66,080

HPS Corporate Lending Fund 144A 5.95% 4/14/32 #	43,000	42,435
UWM Holdings 144A 6.625% 2/1/30 #	80,000	79,423
		1,697,241
Insurance — 0.73%
200 Park Funding Trust 144A 5.74% 2/15/55 #	100,000	99,312
Aon 5.00% 9/12/32	245,000	245,549
Aon North America
5.30% 3/1/31	60,000	61,414
5.75% 3/1/54	20,000	19,739

Arthur J Gallagher & Co. 5.55% 2/15/55	155,000	148,847
Athene Global Funding 144A 1.985% 8/19/28 #	60,000	54,697
Athene Holding
3.45% 5/15/52	150,000	96,374
3.95% 5/25/51	65,000	46,587
6.625% 10/15/54 μ	65,000	64,528

Marsh & McLennan 5.35% 11/15/44	340,000	332,493
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	382,677
		1,552,217
Natural Gas — 0.08%
Atmos Energy 2.85% 2/15/52	55,000	34,010
Sempra 6.40% 10/1/54 μ	150,000	142,649
		176,659

4    NQ- IV098 [0325] 0525 (4479342)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 0.98%
Accenture Capital
4.05% 10/4/29	150,000	$ 147,923
4.25% 10/4/31	300,000	294,637
4.50% 10/4/34	120,000	115,997

Amentum Holdings 144A 7.25% 8/1/32 #	145,000	142,791
Broadcom
144A 3.187% 11/15/36 #	155,000	127,291
5.05% 7/12/29	115,000	116,626

CDW 3.276% 12/1/28	35,000	33,043
Cloud Software Group 144A 6.50% 3/31/29 #	105,000	102,145
Entegris 144A 4.75% 4/15/29 #	55,000	53,071
Leidos 5.50% 3/15/35	90,000	89,769
Oracle
3.60% 4/1/50	161,000	111,941
5.25% 2/3/32	40,000	40,534
6.00% 8/3/55	45,000	44,974
Synopsys
5.15% 4/1/35	70,000	70,395
5.70% 4/1/55	50,000	49,681

TSMC Global 144A 1.75% 4/23/28 #	600,000	553,974
		2,094,792
Transportation — 0.09%
Union Pacific
5.10% 2/20/35	75,000	75,676
5.60% 12/1/54	115,000	115,605
		191,281
Total Corporate Bonds (cost $24,842,100)		24,277,704

Government Agency Obligation — 0.03%
Fannie Mae S.F. 30 yr 4.00% 1/1/55	81,692	76,231
Total Government Agency Obligation (cost $73,917)		76,231

Non-Agency Asset-Backed Securities — 1.24%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	125,000	126,564
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	100,000	103,187
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	506,427
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,008,147
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	100,000	$ 101,209
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	300,000	304,249
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	500,000	504,852
Total Non-Agency Asset-Backed Securities (cost $2,624,822)		2,654,635

Non-Agency Collateralized Mortgage Obligations — 0.72%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.24% (SOFR + 1.90%) 12/25/41 #, •	250,000	252,147
Series 2023-R08 1M1 144A 5.84% (SOFR + 1.50%) 10/25/43 #, •	427,334	427,671
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 6.39% (SOFR + 2.05%) 12/25/33 #, •	426,933	434,376
Series 2023-HQA3 A1 144A 6.19% (SOFR + 1.85%) 11/25/43 #, •	138,804	140,193

JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	332,507	286,739
Total Non-Agency Collateralized Mortgage Obligations (cost $1,520,859)		1,541,126

Non-Agency Commercial Mortgage-Backed Securities — 3.08%
BANK
Series 2021-BN32 A5 2.643% 4/15/54 •	730,000	644,641
Series 2021-BN36 A5 2.47% 9/15/64	860,000	743,065
Series 2022-BNK39 B 3.238% 2/15/55 •	100,000	85,110
Series 2022-BNK39 C 3.269% 2/15/55 •	45,000	37,014
Series 2022-BNK40 A4 3.393% 3/15/64 •	850,000	768,959
Series 2022-BNK40 B 3.393% 3/15/64 •	100,000	86,270

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	299,743

NQ- IV098 [0325] 0525 (4479342)    5

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	$ 648,381
Series 2021-B25 A5 2.577% 4/15/54	1,000,000	866,763
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	867,266
Series 2022-B32 B 3.202% 1/15/55 •	100,000	81,194
Series 2022-B32 C 3.454% 1/15/55 •	125,000	98,620
Series 2022-B33 A5 3.458% 3/15/55	900,000	815,243
Series 2022-B33 B 3.614% 3/15/55 •	50,000	42,052
Series 2022-B33 C 3.614% 3/15/55 •	50,000	40,400

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	449,077
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,308,721)		6,573,798

Loan Agreements — 0.53%
Basic Industry — 0.02%
A-Ap Buyer 7.075% (SOFR01M + 2.75%) 9/9/31 •	49,875	49,937
		49,937
Brokerage — 0.05%
Jefferies Finance 7.319% (SOFR01M + 3.00%) 10/21/31 •	36,907	36,861
June Purchaser 7.467% (SOFR06M + 3.25%) 11/28/31 •	64,286	64,427
		101,288
Capital Goods — 0.14%
Alliance Laundry Systems Tranche B 7.072% (SOFR03M + 2.75%) 8/19/31 •	52,000	51,896
Azorra Soar TLB Finance 7.799% (SOFR03M + 3.50%) 10/18/29 •	34,825	35,086
Quikrete Holdings Tranche B-3 6.575% (SOFR01M + 2.25%) 2/10/32 •	95,000	94,118
White Cap Buyer Tranche C 7.575% (SOFR01M + 3.25%) 10/19/29 •	124,687	121,149
		302,249
	Principal amount°	Value (US $)

Loan Agreements (continued)
Communications — 0.03%
Midcontinent Communications 6.819% (SOFR01M + 2.50%) 8/16/31 •	66,665	$ 66,721
		66,721
Consumer Non-Cyclical — 0.04%
Cotiviti TBD 2.750% 3/29/32 X	96,000	94,500
		94,500
Electric — 0.04%
Lightning Power Tranche B 6.549% (SOFR03M + 2.25%) 8/18/31 •	83,789	83,445
		83,445
Financial Services — 0.04%
Dragon Buyer 7.299% (SOFR03M + 3.00%) 9/30/31 •	74,813	74,401
		74,401
Insurance — 0.05%
AmWINS Group 6.575% (SOFR01M + 2.25%) 1/30/32 •	114,713	113,893
		113,893
Technology — 0.07%
Amentum Holdings 6.575% (SOFR01M + 2.25%) 9/29/31 •	99,750	96,960
Icon Parent I 7.315% (SOFR03M + 3.00%) 11/13/31 •	55,000	54,608
		151,568
Transportation — 0.05%
Stonepeak Nile Parent TBD 2.750% 2/3/32 X	95,000	94,748
		94,748
Total Loan Agreements (cost $1,138,861)		1,132,750

US Treasury Obligations — 6.85%
US Treasury Bonds
2.375% 2/15/42	1,160,000	861,368
3.875% 2/15/43	1,445,000	1,323,050
4.125% 8/15/44	290,000	271,784
4.375% 2/15/38	285,000	287,082
4.50% 11/15/54	540,000	532,238
4.625% 5/15/54	200,000	200,707
4.75% 2/15/45	230,000	234,241
US Treasury Notes
4.00% 7/31/29	1,220,000	1,223,407
4.00% 3/31/30	1,895,000	1,898,923
4.125% 3/31/29	2,740,000	2,760,497
4.375% 7/15/27	220,000	222,307
4.50% 12/31/31	3,405,000	3,491,056

6    NQ- IV098 [0325] 0525 (4479342)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.625% 2/15/35	1,295,000	$ 1,337,998
Total US Treasury Obligations (cost $14,797,571)		14,644,658
	Number of shares
Common Stocks — 54.31%
Communication Services — 5.67%
Alphabet Class A	16,084	2,487,230
Alphabet Class C	14,341	2,240,494
AT&T	110,350	3,120,698
Live Nation Entertainment †	9,101	1,188,409
Meta Platforms Class A	5,340	3,077,762
		12,114,593
Consumer Discretionary — 4.80%
Amazon.com †	25,679	4,885,687
AutoZone †	798	3,042,598
Home Depot	6,354	2,328,677
		10,256,962
Consumer Staples — 2.24%
Costco Wholesale	3,660	3,461,555
Procter & Gamble	7,816	1,332,003
		4,793,558
Energy — 0.34%
ConocoPhillips	6,952	730,099
		730,099
Financials — 13.72%
Allstate	11,593	2,400,563
Ally Financial	42,259	1,541,186
American Express	7,925	2,132,221
Aon Class A	4,632	1,848,585
Blackstone	12,071	1,687,284
Capital One Financial	16,821	3,016,005
CME Group	11,160	2,960,637
Fiserv †	17,446	3,852,600
JPMorgan Chase & Co.	7,205	1,767,387
KKR & Co.	14,928	1,725,826
Mastercard Class A	3,907	2,141,505
MNSN Holdings =, †	161	684
Morgan Stanley	14,766	1,722,749
Progressive	8,936	2,528,977
		29,326,209
Healthcare — 4.31%
Abbott Laboratories	22,152	2,938,463
Danaher	5,131	1,051,855
HCA Healthcare	4,340	1,499,687
UnitedHealth Group	4,336	2,270,980
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Vertex Pharmaceuticals †	2,998	$ 1,453,490
		9,214,475
Industrials — 5.68%
Airbus ADR	56,034	2,470,539
BAE Systems ADR	18,808	1,546,582
Cummins	3,284	1,029,337
Eaton	7,288	1,981,097
Howmet Aerospace	26,590	3,449,521
Lockheed Martin	3,702	1,653,720
		12,130,796
Information Technology — 14.42%
Apple	24,168	5,368,438
Applied Materials	13,735	1,993,223
Broadcom	6,604	1,105,708
Microsoft	19,429	7,293,452
NVIDIA	43,217	4,683,859
Salesforce	7,436	1,995,525
SAP ADR	5,081	1,363,944
Seagate Technology Holdings	13,672	1,161,436
Taiwan Semiconductor Manufacturing ADR	20,528	3,407,648
TE Connectivity	8,665	1,224,538
Zebra Technologies Class A †	4,281	1,209,639
		30,807,410
Materials — 2.36%
Crown Holdings	14,138	1,261,958
Linde	4,706	2,191,302
Sherwin-Williams	4,568	1,595,100
		5,048,360
Utilities — 0.77%
NextEra Energy	23,245	1,647,838
		1,647,838
Total Common Stocks (cost $89,873,306)		116,070,300

Preferred Stock — 0.04%
Financials — 0.04%
SVB Financial Trust 11/07/32 †	184	90,160
Total Preferred Stock (cost $93,026)		90,160

Exchange-Traded Funds — 8.02%
iShares US Treasury Bond ETF	386,735	8,889,104
Vanguard S&P 500 ETF	16,052	8,249,283
Total Exchange-Traded Funds (cost $17,105,981)		17,138,387

NQ- IV098 [0325] 0525 (4479342)    7

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 3.58%
Money Market Mutual Funds — 3.58%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	1,913,612	$ 1,913,612
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,913,612	1,913,612
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	1,913,612	1,913,612
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	1,913,612	1,913,612
Total Short-Term Investments (cost $7,654,448)		7,654,448

Total Value of Securities—100.18% (cost $189,892,697)		214,109,935
Liabilities Net of Receivables and Other Assets—(0.18%)★		(386,297)
Net Assets Applicable to 35,086,508 Shares Outstanding—100.00%		$213,723,638
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $9,204,439, which represents 4.31% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
★	Includes $191,838 cash collateral held at broker for futures contracts as of March 31, 2025.

Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$10,714	$10,738	$10,714	$24
8    NQ- IV098 [0325] 0525 (4479342)

(Unaudited)
The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
111	US Treasury 2 yr Notes	$22,996,078	$22,885,341	6/30/25	$110,737	$—	$(867)
(148)	US Treasury 5 yr Notes	(16,007,125)	(15,825,243)	6/30/25	—	(181,882)	4,625
(8)	US Treasury 10 yr Notes	(889,750)	(877,542)	6/18/25	—	(12,208)	(125)
(14)	US Treasury 10 yr Ultra Notes	(1,597,750)	(1,582,340)	6/18/25	—	(15,410)	(2,023)
37	US Treasury Long Bonds	4,339,406	4,298,455	6/18/25	40,951	—	6,937
3	US Treasury Ultra Bonds	366,750	364,507	6/18/25	2,243	—	1,313
Total Futures Contracts			$9,263,178		$153,931	$(209,500)	$9,860
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	1,100,000	5.000%	$60,552	$67,255	$(6,703)	$(1,059)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
CDS – Credit Default Swap
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate

NQ- IV098 [0325] 0525 (4479342)    9

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
Summary of abbreviations: (continued)
TBD – To be determined
yr – Year

10    NQ- IV098 [0325] 0525 (4479342)